Identification and Activities of the Company and Subsidiaries (Details 1) Pure in Thousands	Dec. 31, 2018	Dec. 31, 2018 Employees	Dec. 31, 2017	Dec. 31, 2017 Employees
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	123	5,290	115	4,921
Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		122		120
Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		1,193		1,085
Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		3,547		3,425
Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		428		291
SQM S.A [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		419		453
SQM S.A [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		33		43
SQM S.A [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		115		143
SQM S.A [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		260		248
SQM S.A [Member] | Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		11		19
Other Subsidiaries [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		4,871		4,468
Other Subsidiaries [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		89		77
Other Subsidiaries [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		1,078		942
Other Subsidiaries [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		3,287		3,177
Other Subsidiaries [Member] | Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		417		272